Document and Entity Information	0 Months Ended
May 30, 2014
Risk/Return:
Document Type	Other
Document Period End Date	May 30, 2014
Entity Registrant Name	HARTFORD MUTUAL FUNDS INC/CT
Entity Central Index Key	0001006415
Amendment Flag	false
Document Creation Date	May 30, 2014
Document Effective Date	May 30, 2014
Prospectus Date	Mar. 01, 2014
THE HARTFORD GROWTH ALLOCATION FUND (Prospectus Summary) | THE HARTFORD GROWTH ALLOCATION FUND | Class A
Risk/Return:
Trading Symbol	HRAAX
THE HARTFORD GROWTH ALLOCATION FUND (Prospectus Summary) | THE HARTFORD GROWTH ALLOCATION FUND | Class B
Risk/Return:
Trading Symbol	HRABX
THE HARTFORD GROWTH ALLOCATION FUND (Prospectus Summary) | THE HARTFORD GROWTH ALLOCATION FUND | Class C
Risk/Return:
Trading Symbol	HRACX
THE HARTFORD GROWTH ALLOCATION FUND (Prospectus Summary) | THE HARTFORD GROWTH ALLOCATION FUND | Class I
Risk/Return:
Trading Symbol	HRAIX
THE HARTFORD GROWTH ALLOCATION FUND (Prospectus Summary) | THE HARTFORD GROWTH ALLOCATION FUND | Class R3
Risk/Return:
Trading Symbol	HRARX
THE HARTFORD GROWTH ALLOCATION FUND (Prospectus Summary) | THE HARTFORD GROWTH ALLOCATION FUND | Class R4
Risk/Return:
Trading Symbol	HRASX
THE HARTFORD GROWTH ALLOCATION FUND (Prospectus Summary) | THE HARTFORD GROWTH ALLOCATION FUND | Class R5
Risk/Return:
Trading Symbol	HRATX